Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax
Income Tax

Income (loss) from continuing operations before income taxes included income (loss) from domestic operations of $531, $(137) and $712 for 2012, 2011 and 2010, and income (loss) from foreign operations of $0, $0 and $0 for 2012, 2011 and 2010.

Income tax expense (benefit) is as follows:

	For the years ended December 31,
	2012	2011	2010
Income Tax Expense (Benefit)
Current - U.S. Federal	$139	$(206)	$19
International	—	—	5
Total Current	$139	(206)	24
Deferred - U.S. Federal Excluding NOL Carryforward	(94)	46	114
Net Operating Loss Carryforward	(9)	(163)	(1)
Total Deferred	(103)	(117)	113
Total Income tax expense (benefit)	$36	$(323)	$137

Deferred tax assets (liabilities) include the following as of December 31:

	As of December 31,
Deferred Tax Assets	2012	2011
Tax basis deferred policy acquisition costs	$424	$479
Investment-related items	1,244	92
Insurance product derivatives	1,092	2,011
NOL Carryover	225	241
Minimum tax credit	355	387
Foreign tax credit carryover	33	17
Capital loss carryover	5	—
Depreciable and amortizable assets	—	37
Other	65	23
Total Deferred Tax Assets	3,443	3,287
Valuation Allowance	(53)	(78)
Net Deferred Tax Assets	3,390	3,209
Deferred Tax Liabilities
Financial statement deferred policy acquisition costs and reserves	(356)	(427)
Net unrealized gain on investments	(1,432)	(735)
Employee benefits	(45)	(41)
Total Deferred Tax Liabilities	(1,833)	(1,203)
Total Deferred Tax Asset	1,557	2,006

As of December 31, 2012 and 2011, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $221 and $314, which have no expiration. The Company had a current income tax payable of $192 as of December 31, 2012 and a current income tax recoverable of $330 as of December 31, 2011.
If the Company were to follow a “separate entity” approach, the current tax benefit related to any of the Company’s tax attributes realized by virtue of its inclusion in The Hartford’s consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $(18), $0 and $0 for 2012, 2011 and 2010, respectively.
The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $53 as of December 31, 2012 and $78 as of December 31, 2011. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company’s tax planning strategies and in particular the Company’s ability to utilize tax benefits on previously recognized realized capital losses.
The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the 4th quarter of 2012 and is expected to conclude by the end of 2014. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction (DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.
The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.
A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	For the years ended December 31,
	2012	2011	2010
Tax expense (benefit) at the U.S. federal statutory rate	186	(48)	$249
Dividends-received deduction	(140)	(201)	(145)
Foreign related investments	(9)	(15)	—
Valuation Allowance	—	(56)	56
Other	(1)	(3)	(23)
Total	$36	$(323)	$137